Revenue from contracts with customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Remaining Performance Obligations [Abstract]
Transaction price allocated to remaining performance obligations	$ 80,781	$ 30,989
Weighted Average Duration Of Revenue Recognised from Transaction Price Allocated To Remaining Performance Obligations	2 years 8 months 12 days	1 year 7 months 6 days